Loan Servicing Assets - Key Assumptions Used to Value Mortgage Servicing Rights (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transfers And Servicing [Abstract]
Weighted average remaining life	261 months	259 months
Weighted average discount rate	12.00%	12.00%
Weighted average coupon	4.04%	4.02%
Weighted average prepayment speed	182.00%	132.00%